REVENUE	12 Months Ended
Dec. 31, 2018
REVENUE
REVENUE

18   REVENUE

Net revenue consisted of the following:

	Years ended December 31,
	2016	2017	2018

Colocation services	770,145	1,219,086	2,104,259
Managed service and others	232,870	372,774	655,231
Service revenue	1,003,015	1,591,860	2,759,490
Equipment sales	52,945	24,306	32,587
Total	1,055,960	1,616,166	2,792,077